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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June, 2001

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

     Ironwood Capital Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     21 Custom House Street, Suite 240  Boston              MA             02110
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

     Gary S. Saks        Vice President                             617/757-7600
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Gary S. Saks
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Boston, MA             8/9/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total:   $346,858
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
          28-         NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment           COM              350865101     6727   351300 SH       SOLE                   222200            129100
AK Steel Holding Corp.         COM              001547108     9293   741051 SH       SOLE                   476014            265037
American International Group   COM              026874107      755     8782 SH       SOLE                     8782
American Service Group, Inc.   COM              02364l109     4794   187250 SH       SOLE                   119750             67500
Aremissoft Corp.               COM              040026106     6789   419100 SH       SOLE                   267500            151600
Ariad Pharmaceuticals, Inc.    COM              04033a100     8751  1726100 SH       SOLE                  1124800            601300
Auspex Systems, Inc.           COM              052116100     8758  1226600 SH       SOLE                   775500            451100
BNS Co CL A                    COM              055961304     2623   416408 SH       SOLE                   269808            146600
Bank of New York Inc.          COM              064057102      247     5156 SH       SOLE                     5156
Bristol Myers                  COM              110122108      661    12632 SH       SOLE                    12632
Butler International, Inc      COM              123649105      156    50000 SH       SOLE                    50000
Castle AM & Co.                COM              148411101     5851   434050 SH       SOLE                   273750            160300
Cendant Corp.                  COM              151313103      400    20525 SH       SOLE                    20525
Ceres Group, Inc.              COM              156772105     3521   646100 SH       SOLE                   400900            245200
Ceridian Corp.                 COM              15677t106      376    19595 SH       SOLE                    19595
Commonwealth Industries, Inc.  COM              203004106     5139  1146990 SH       SOLE                   733390            413600
Consolidated Freightways Corp. COM              209232107    15706  1752950 SH       SOLE                  1122250            630700
Crompton Corp.                 COM              227116100    13531  1241399 SH       SOLE                   819530            421869
DT Industries, Inc.            COM              23333j108     9705  1384390 SH       SOLE                   843390            541000
DuraSwitch Industries          COM              266905207     4590   296305 SH       SOLE                   189605            106700
EMS Technologies, Inc.         COM              26873n108      749    49100 SH       SOLE                    40100              9000
EPIX Medical Inc.              COM              26881q101     4486   363255 SH       SOLE                   231455            131800
Elite Information Group Inc.   COM              28659m106     4968   747050 SH       SOLE                   465450            281600
Enron Corp.                    COM              293561106      595    12150 SH       SOLE                    12150
ExxonMobil                     COM              30231g102     1092    12501 SH       SOLE                    12501
GSI Lumonics Inc               COM              36229u102     5029   543703 SH       SOLE                   351703            192000
Gehl Company                   COM              368483103      949    52725 SH       SOLE                    44725              8000
General Electric Co.           COM              369604103     1587    32547 SH       SOLE                    32547
General Motors                 COM                             202     3135 SH       SOLE                     3135
Graphic Packaging Internationa COM              388690109     8237  1734200 SH       SOLE                  1044500            689700
Herley Industries Inc.         COM              427398102     3369   190325 SH       SOLE                   119725             70600
Hyperion Solutions Inc.        COM              44914m104     3362   224100 SH       SOLE                   149400             74700
IBM                            COM              459200101     1476    13064 SH       SOLE                    13064
Intergraph Corp.               COM              458683109     5478   355700 SH       SOLE                   222200            133500
Intertan Inc.                  COM              461120107    10876   776850 SH       SOLE                   508750            268100
JLG Industries, Inc.           COM              466210101     6682   541025 SH       SOLE                   344325            196700
Joy Global , Inc               COM              481165108     1353    82500 SH       SOLE                    63000             19500
Limited Inc.                   COM                             188    11400 SH       SOLE                    11400
Magnetek, Inc.                 COM              559424106     8467   677350 SH       SOLE                   424350            253000
Material Sciences Corp         COM              576674105     7748   784175 SH       SOLE                   519375            264800
McKesson HBOC Inc.             COM              58155q103      651    17540 SH       SOLE                    17540
McMoran Exploration Co.        COM              582411104     3381   225430 SH       SOLE                   151930             73500
Merck & Co.                    COM              589331107      504     7890 SH       SOLE                     7890
Mission Resources Corporation  COM              605109107     7087  1048420 SH       SOLE                   679220            369200
Motorola, Inc                  COM              620076109      464    28005 SH       SOLE                    28005
Nacco Industries, Inc.         COM              629579103     6922    88750 SH       SOLE                    52950             35800
Nortel Networks Corp.          COM              656568102      239    26270 SH       SOLE                    26270
Oneida Limited                 COM              682505102     4062   199800 SH       SOLE                   135000             64800
Oracle Systems Corp.           COM              68389x105      204    10760 SH       SOLE                    10760
Pepsico Inc.                   COM              713448108      523    11839 SH       SOLE                    11839
Pfizer Inc.                    COM              717081103      530    13237 SH       SOLE                    13237
Pioneer Standard Electron      COM              723877106     7803   609625 SH       SOLE                   386925            222700
PolyOne Corp.                  COM              73179p106    13024  1251110 SH       SOLE                   790210            460900
Presidential Life Corporation  COM              740884101     7026   313675 SH       SOLE                   197375            116300
Progress Software Corp.        COM              743312100     3913   241568 SH       SOLE                   171168             70400
RTI International Metals, Inc. COM              74973w107     3768   247050 SH       SOLE                   165950             81100
Russell Corp                   COM              782352108     4998   294150 SH       SOLE                   187550            106600
Sames Corp.                    COM              79587e104       22   126800 SH       SOLE                    49400             77400
Scios Inc                      COM              808905103     9218   368570 SH       SOLE                   242970            125600
Segue Software, Inc.           COM              815807102      134    49300 SH       SOLE                    49300
Signal Technology Corp.        COM              826675100    11648  1083575 SH       SOLE                   678475            405100
Silverstream Software , Inc    COM              827907106     6727   954225 SH       SOLE                   611725            342500
Stancorp Financial             COM              852891100    10098   213084 SH       SOLE                   137284             75800
State Street Corp.             COM              857477103      267     5402 SH       SOLE                     5402
Sypris Solutions, Inc.         COM              871655106     3224   403000 SH       SOLE                   239850            163150
Technitrol Inc                 COM              878555101     5747   221050 SH       SOLE                   140950             80100
Terra Nitrogen Company LP      COM              881005201     1739   227300 SH       SOLE                   227300
Transmedia Network             COM              893767301     4623  1320750 SH       SOLE                   862350            458400
Transpro Inc.                  COM              893885103     2108   554750 SH       SOLE                   325850            228900
Tupperware Corp.               COM              899896104     4728   201800 SH       SOLE                   128300             73500
Tyco International, Inc.       COM              902124106      334     6127 SH       SOLE                     6127
United Stationers Inc          COM              913004107     2051    65000 SH       SOLE                    51000             14000
Varian Semiconductor Equipment COM              922207105     1998    47565 SH       SOLE                    47565
Verizon Communications         COM              92343v104      220     4119 SH       SOLE                     4119
Viacom Inc. Cl B               COM              925524308      448     8648 SH       SOLE                     8648
Viewpoint Corporation          COM              92672p108     6742   793150 SH       SOLE                   513050            280100
Wausau-Mosinee Paper Corp      COM              943315101     6749   523600 SH       SOLE                   316000            207600
Westaff, Inc.                  COM              957070105     2778   841850 SH       SOLE                   485750            356100
Wickes Co.                     COM              967446105     4201   954808 SH       SOLE                   612271            342537
Woodhead Industries, Inc.      COM              979438108     5359   315210 SH       SOLE                   212310            102900
Xerox                          COM              984121103      139    14515 SH       SOLE                    14515
York International Corp.       COM              986670107     5190   148200 SH       SOLE                   103800             44400